Advances Payable	6 Months Ended
Jun. 30, 2026
Advances Payable [Abstract]
ADVANCES PAYABLE

8. ADVANCES PAYABLE

On November 7, 2024, BGHL received a $345,000 advance from an unaffiliated vendor (“Attachy”). The advance is interest free and without security. The advance is due on demand. At June 30, 2026, Attachy has not demanded repayment of the advance.

On each of October 2, 2024, October 28, 2024, and November 30, 2024, BGHL’s subsidiary, BGBPL, received an aggregate amount of $303,000 in advances from Attachy. The advances are interest free and without security. The advances are due on demand. At June 30, 2026, Attachy has not demanded repayment of the advances.